OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of Amounts Recognized in Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other liabilities [Abstract]
Effect of changes in demographic assumptions	$ (16,152)	$ 66,333
Effect of changes in financial assumptions	63,102	(236,205)
Effect of experience adjustments	1,776	33,735
Change in asset ceiling	19,056	(42,157)
Expected return on assets	(21,905)	177,519
Total included in other comprehensive income	$ 45,877	$ (775)	$ 52,127